Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred

The following table summarises the acquisition date fair value of each major class of consideration transferred.

$m
Cash paid on acquisition	13
Deferred consideration[a]	22
Contingent consideration[b]	53

Total purchase consideration	88

[a]	Comprises the present value of $13m payable in 2021 and $13m payable in 2024.
[b]

Comprises the present value of the expected amounts payable on exercise of the put and call options, assuming $39m is paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. The amount payable on exercise of the options is based on the annual trailing revenue of RHW, with a floor applied. The range of possible outcomes is $81m to $261m (undiscounted). The final put and call options are exercisable in 2033. The value of the contingent consideration is subject to periodic re-assessment as interest rates and RHW revenue expectations change.

The following table summarises the acquisition date fair value of each major class of consideration transferred.

$m
Cash paid on acquisition	9
Working capital settlement due[a]	(3)
Contingent consideration[b]	56

Total purchase consideration	62

[a]	Subject to final agreement and receivable in early 2019.
[b]

Comprises the present value of the above-market element of the expected lease payments over the 25 year lives of the hotel lease agreements. The undiscounted amount is $217m. The value of the contingent consideration has been assessed with the assistance of professional third party advisors and is subject to periodic re-assessment as interest rates and expected lease payments change. The above market assessment has been determined by comparing the expected lease payments as a percentage of forecast hotel operating profit (before depreciation and rent) with market metrics, on a lease by lease basis. There is no floor to the amount payable and no maximum amount.

Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed

The fair values of the identifiable assets and liabilities of Regent at the date of acquisition were as follows:

$m
Identifiable intangible assets:
Brands	57
Management contracts	6
Property, plant and equipment	1
Deferred tax liability	(11)

Net identifiable assets acquired	53
Goodwill	35

Total purchase consideration	88

The fair values of the identifiable assets and liabilities of the UK portfolio at the date of acquisition were as follows:

$m
Identifiable intangible assets: Brands	1
Property, plant and equipment	25
Inventories	1
Trade and other receivables	11
Cash and cash equivalents	2
Trade and other payables	(18)
Deferred revenue	(8)
Stamp duty liability[a]	(14)
Deferred tax asset	14

Net identifiable assets acquired	14
Goodwill	48

Total purchase consideration	62

[a]	The stamp duty liability was settled post-acquisition.

Summary of Cash Flows Relating to Acquisitions

Cash flows relating to acquisitions

$m
Regent
Cash paid on acquisition	13

UK portfolio
Cash paid on acquisition	9
Contingent consideration paid	4
Settlement of stamp duty liability	14
Less: cash and cash equivalents acquired	(2)

25

Net cash outflow arising on acquisitions	38